Taxes -Deferred tax assets and liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities net
Deferred tax assets	kr 16	kr 15
Deferred tax liabilities		291
Net deferred tax liabilities (+) / tax assets (-)	(16)	276	kr 531
Deductible loss carry forwards	0	0
Pensions
Deferred tax assets and liabilities net
Deferred tax assets	kr 16	15
Untaxed reserves
Deferred tax assets and liabilities net
Deferred tax liabilities		kr 291